Shareholder Report	12 Months Ended	46 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000102979
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Investor Class
Trading Symbol	PRELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$100	1.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Investor Class)	-4.37%	-1.64%	0.44%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-1.86	0.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 295,456,000	$ 295,456,000	$ 295,456,000
Holdings Count | Holding	319	319	319
Advisory Fees Paid, Amount	$ 442,000
InvestmentCompanyPortfolioTurnover	75.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$295,456 Number of Portfolio Holdings319
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000101161
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Advisor Class
Trading Symbol	PAELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$108	1.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Advisor Class)	-4.46%	-1.81%	0.23%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-1.86	0.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 295,456,000	$ 295,456,000	$ 295,456,000
Holdings Count | Holding	319	319	319
Advisory Fees Paid, Amount	$ 442,000
InvestmentCompanyPortfolioTurnover	75.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$295,456 Number of Portfolio Holdings319
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166322
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	I Class
Trading Symbol	TEIMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$69	0.70%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Emerging Markets Local Currency Bond Fund (I Class)	-4.06%	-1.39%	2.63%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.56
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-1.86	2.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 295,456,000	$ 295,456,000	$ 295,456,000
Holdings Count | Holding	319	319	319
Advisory Fees Paid, Amount	$ 442,000
InvestmentCompanyPortfolioTurnover	75.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$295,456 Number of Portfolio Holdings319
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225813
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Currency Bond Fund
Class Name	Z Class
Trading Symbol	TRZFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Emerging Markets Local Currency Bond Fund (Z Class)	-3.39%	-1.55%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-4.25
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-2.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 295,456,000	$ 295,456,000	$ 295,456,000
Holdings Count | Holding	319	319	319
Advisory Fees Paid, Amount	$ 442,000
InvestmentCompanyPortfolioTurnover	75.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$295,456 Number of Portfolio Holdings319
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

Updated Prospectus Web Address	www.troweprice.com/paperless